SGI SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 96.9%
Aerospace/Defense — 0.2%
Astronics Corp.*	18,000	$189,000
Apparel — 2.1%
Crocs, Inc.*	8,900	496,264
Oxford Industries, Inc.	10,600	966,296
Urban Outfitters, Inc.*	22,600	475,730
		1,938,290
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	4,300	172,043
Banks — 6.6%
Bank First Corp.	1,300	94,471
Bridgewater Bancshares, Inc.*	2,600	42,198
Civista Bancshares, Inc.	3,000	64,050
ConnectOne Bancorp, Inc.	10,600	292,136
Eagle Bancorp, Inc.	7,200	356,832
FB Financial Corp.	10,100	424,402
First Bancorp Southern Pines	10,300	385,941
First Internet Bancorp	5,000	193,250
Guaranty Bancshares Inc.	3,500	127,610
Merchants Bancorp	12,700	323,723
Meta Financial Group, Inc.	11,700	486,369
Metropolitan Bank Holding Corp.*	9,300	718,239
Nicolet Bankshares, Inc.*	4,500	359,370
Origin Bancorp, Inc.	9,300	363,444
Peapack-Gladstone Financial Corp.	4,200	141,540
QCR Holdings, Inc.	4,200	232,764
Red River Bancshares, Inc.	2,600	133,510
ServisFirst Bancshares, Inc.	5,300	441,808
SmartFinancial, Inc.	5,800	150,220
South Plains Financial, Inc.	4,000	98,880
Southern First Bancshares, Inc.*	2,400	108,240
TriCo Bancshares	2,100	95,214
Westamerica BanCorp	7,200	433,512
		6,067,723
Biotechnology — 0.8%
Innoviva, Inc.*	47,000	712,990
Building Materials — 3.1%
Hayward Holdings, Inc.*	19,600	299,880
Louisiana-Pacific Corp.	11,900	821,814
PGT Innovations, Inc.*	26,800	538,680
Simpson Manufacturing Co., Inc.	7,000	758,450
UFP Industries, Inc.	5,900	455,480
		2,874,304
Chemicals — 0.4%
AdvanSix, Inc.	5,200	240,916
Hawkins, Inc.	2,600	94,016
		334,932
Commercial Services — 6.4%
ABM Industries, Inc.	1,000	48,350
AMN Healthcare Services, Inc.*	8,100	784,890
ASGN, Inc.*	3,100	295,213
CorVel Corp.*	5,300	790,548
Cross Country Healthcare, Inc.*	49,900	880,735
Forrester Research, Inc.*	2,500	130,825
Franklin Covey Co.*	12,000	459,720
ICF International, Inc.	2,600	265,746
Kforce, Inc.	5,500	361,240
Korn/Ferry International	1,700	104,482
Lawson Products Inc.*	2,500	95,975
National Research Corp.	2,300	82,547
PROG Holdings, Inc.*	16,281	475,242
R1 RCM, Inc.*	26,600	571,102
WillScot Mobile Mini Holdings Corp.*	14,100	503,793
		5,850,408
Computers — 0.7%
ExlService Holdings, Inc.*	700	99,533
Insight Enterprises, Inc.*	5,600	553,392
		652,925
Cosmetics/Personal Care — 0.9%
elf Beauty, Inc.*	16,400	436,568
Inter Parfums, Inc.	4,700	346,860
		783,428
Distribution/Wholesale — 1.5%
Core & Main, Inc., Class A*	14,400	339,840
Titan Machinery, Inc.*	17,800	470,098
WESCO International, Inc.*	4,500	565,110
		1,375,048
Diversified Financial Services — 4.9%
Amerant Bancorp, Inc.	11,400	335,844
AssetMark Financial Holdings, Inc.*	27,000	564,030
Columbia Financial, Inc.*	24,600	511,434
Enova International, Inc.*	24,000	757,920
Focus Financial Partners, Inc., Class A*	11,100	418,470
International Money Express, Inc.*	26,700	550,554
Nelnet, Inc., Class A	500	42,345
Piper Sandler Cos.	1,400	184,506
PJT Partners, Inc., Class A	12,898	978,184
Regional Management Corp.	3,700	176,046
		4,519,333
Electric — 0.0%
Otter Tail Corp.	700	45,773
Electrical Components & Equipment — 0.1%
Orion Energy Systems, Inc.*	39,300	87,639
Electronics — 2.1%
Knowles Corp.*	35,500	682,310
Mesa Laboratories, Inc.	1,800	376,650
OSI Systems, Inc.*	7,900	662,968
TD SYNNEX Corp.	2,300	238,855
		1,960,783
Engineering & Construction — 2.1%
Comfort Systems USA, Inc.	2,600	233,272
IES Holdings, Inc.*	5,900	182,251
MasTec, Inc.*	1,200	100,308
MYR Group, Inc.*	8,400	769,524
NV5 Global, Inc.*	5,100	628,218
		1,913,573
Entertainment — 0.9%
SeaWorld Entertainment, Inc.*	5,200	281,736
Six Flags Entertainment Corp.*	17,300	507,755
		789,491
Environmental Control — 0.4%
Evoqua Water Technologies Corp.*	5,600	199,304
Heritage-Crystal Clean, Inc.*	5,900	162,663
		361,967
Food — 3.6%
Chefs' Warehouse Inc., (The)*	24,300	868,239
Hostess Brands, Inc.*	2,800	59,500
Ingles Markets, Inc., Class A	4,800	427,488
Seaboard Corp.	50	206,969
Sprouts Farmers Market, Inc.*	38,400	1,040,256
Tootsie Roll Industries, Inc.	16,068	531,369
Weis Markets, Inc.	2,200	161,744
		3,295,565
Gas — 0.3%
Chesapeake Utilities Corp.	2,000	267,140
Hand/Machine Tools — 0.6%
Franklin Electric Co., Inc.	7,000	516,040
Healthcare-Products — 1.1%
ICU Medical, Inc.*	1,000	181,640
Shockwave Medical, Inc.*	5,200	853,892
		1,035,532
Healthcare-Services — 0.4%
Tenet Healthcare Corp.*	6,200	401,202
Home Builders — 2.0%
Beazer Homes USA, Inc.*	22,400	363,104
Cavco Industries, Inc.*	1,700	377,672
Forestar Group, Inc.*	12,500	207,250
M/I Homes, Inc.*	10,000	467,500
Winnebago Industries, Inc.	7,800	385,710
		1,801,236
Home Furnishings — 0.6%
Sonos, Inc.*	25,500	564,315
Insurance — 2.2%
Enstar Group Ltd.*	300	69,579
Nmi Holdings, Inc., Class A*	48,200	897,002
Palomar Holdings, Inc.*	1,700	105,655
ProAssurance Corp.	3,800	84,398
Stewart Information Services Corp.	15,500	860,095
		2,016,729
Internet — 0.3%
ePlus, Inc.*	4,900	278,026
Iron/Steel — 1.1%
Carpenter Technology Corp.	8,500	299,455
Schnitzer Steel Industries, Inc., Class A	17,900	727,098
		1,026,553
Leisure Time — 2.1%
Malibu Boats, Inc., Class A*	14,600	855,560
MasterCraft Boat Holdings, Inc.*	21,700	507,780
OneWater Marine, Inc., Class A	16,100	550,620
		1,913,960
Machinery-Construction & Mining — 0.4%
Terex Corp.	10,600	375,134
Machinery-Diversified — 1.6%
Alamo Group, Inc.	4,800	564,624
Columbus McKinnon Corp.	7,900	266,625
CSW Industrials, Inc.	1,200	127,344
Lindsay Corp.	1,300	163,800
Tennant Co.	5,100	317,424
		1,439,817
Media — 1.3%
Liberty Latin America Ltd., Class C*	93,900	892,989
Scripps E W Co., Class A*	21,400	339,618
		1,232,607
Metal Fabricate/Hardware — 2.0%
AZZ, Inc.	13,100	586,356
Mueller Industries, Inc.	16,200	872,370
Omega Flex, Inc.	700	77,378
Ryerson Holding Corp.	8,500	256,190
		1,792,294
Miscellaneous Manufacturing — 0.1%
Chase Corp.	1,100	88,869
Oil & Gas — 13.4%
Brigham Minerals, Inc., Class A	19,400	588,014
Centennial Resource Development, Inc., Class A*	103,000	817,820
CNX Resources Corp.*	21,800	473,496
CVR Energy, Inc.	11,100	382,173
Denbury, Inc.*	5,600	409,584
Earthstone Energy, Inc., Class A*	45,700	823,514
EQT Corp.	21,900	1,045,068
Kosmos Energy Ltd.*	88,700	686,538
Magnolia Oil & Gas Corp., Class A	25,000	690,250
Matador Resources Co.	17,100	1,041,390
Murphy Oil Corp.	24,400	1,035,048
Ovintiv, Inc.	16,300	912,637
PBF Energy, Inc., Class A*	5,700	189,240
PDC Energy, Inc.	6,900	546,066
Ranger Oil Corp., Class A*	18,300	783,423
SM Energy Co.	22,600	1,090,902
Talos Energy, Inc.*	35,800	773,280
		12,288,443
Oil & Gas Services — 2.2%
ChampionX Corp.	17,700	411,879
MRC Global, Inc.*	27,100	303,249
National Energy Services Reunited Corp.*	63,300	472,218
Oceaneering International, Inc.*	72,700	924,744
		2,112,090
Packaging & Containers — 0.1%
Silgan Holdings, Inc.	2,200	96,382
Pharmaceuticals — 2.8%
Collegium Pharmaceutical, Inc.*	37,600	587,312
Pacira BioSciences, Inc.*	4,000	253,000
Prestige Brands Holdings, Inc.*	17,600	982,432
Supernus Pharmaceuticals, Inc.*	4,700	130,989
USANA Health Sciences, Inc.*	9,051	636,557
		2,590,290
Pipelines — 0.4%
Golar LNG Ltd.*	13,100	331,823
Real Estate — 0.9%
Cushman & Wakefield PLC*	34,500	644,115
Marcus & Millichap, Inc.	5,000	209,400
		853,515
REITS — 3.2%
Brandywine Realty Trust	25,600	285,440
City Office REIT, Inc.	22,900	319,226
Life Storage, Inc.	3,600	420,336
Rexford Industrial Realty, Inc.	5,200	332,124
Ryman Hospitality Properties, Inc.*	4,500	401,805
Safehold, Inc.	19,900	892,515
UMH Properties, Inc.	15,900	313,071
		2,964,517
Retail — 7.4%
Arko Corp.	81,500	735,945
AutoNation, Inc.*	7,300	872,788
Dave & Buster's Entertainment, Inc.*	9,900	375,111
Genesco, Inc.*	14,500	816,495
GMS, Inc.*	18,600	926,466
Group 1 Automotive, Inc.	2,500	448,975
MarineMax, Inc.*	21,100	873,751
Murphy USA, Inc.	1,400	348,768
Patrick Industries, Inc.	9,300	559,023
Winmark Corp.	1,300	257,140
World Fuel Services Corp.	24,700	612,313
		6,826,775
Savings & Loans — 0.8%
Hingham Institution For Savings, (The)	500	161,400
Home Bancorp, Inc.	2,500	85,975
HomeTrust Bancshares, Inc.	9,100	244,244
Southern Missouri Bancorp, Inc.	4,800	224,064
		715,683
Semiconductors — 1.9%
Diodes, Inc.*	11,700	901,017
EMCORE Corp.*	103,500	341,550
SMART Global Holdings, Inc.*	11,100	273,615
Synaptics, Inc.*	1,300	192,556
		1,708,738
Software — 3.1%
CoreCard Corp.*	2,700	63,342
Digi International, Inc.*	22,700	501,670
Evolent Health, Inc., Class A*	30,300	852,339
Verint Systems, Inc.*	8,400	428,736
Verra Mobility Corp.*	61,700	984,115
		2,830,202
Telecommunications — 1.1%
EchoStar Corp., Class A*	9,400	225,882
Iridium Communications, Inc.*	11,100	411,921
Viavi Solutions, Inc.*	30,800	445,676
		1,083,479
Transportation — 6.1%
ArcBest Corp.	4,100	310,083
Atlas Air Worldwide Holdings, Inc.*	8,500	592,535
Covenant Logistics Group, Inc.	5,300	120,151
Daseke, Inc.*	37,400	282,744
Heartland Express, Inc.	45,200	645,456
Hub Group, Inc., Class A*	8,600	627,628
Landstar System, Inc.	2,600	393,718
Marten Transport, Ltd.	36,000	632,160
Radiant Logistics, Inc.*	60,800	403,104
Saia, Inc.*	2,000	395,180
Schneider National, Inc., Class B	34,900	842,486
Werner Enterprises, Inc.	10,700	434,099
		5,679,344
Water — 0.4%
American States Water Co.	3,200	253,600
Artesian Resources Corp., Class A	1,900	93,252
		346,852
TOTAL COMMON STOCKS
(Cost $91,264,875)		89,102,802
SHORT-TERM INVESTMENTS - 2.9%
U.S. Bank Money Market Deposit Account, 0.50% (a)	2,624,299	2,624,298
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,624,299)		2,624,298
TOTAL INVESTMENTS - 99.8%
(Cost $93,889,174)		91,727,100
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		183,669
NET ASSETS - 100.0%		$91,910,769

*	Non-income producing security
(a)	The rate shown is as of May 31, 2022.
REIT	Real Estate Investment Trust
The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI Small Cap Core Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI Small Cap Core Fund
Common Stocks	$89,102,802	$89,102,802	$-	$-
Short-Term Investments	2,624,298	2,624,298	-	-
Total Investments*	$91,727,100	$91,727,100	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.